SUMMARY OF CHANGES IN WARRANTS (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period | shares	511,299
Weighted Average Exercise Price, Oustanding, Beginning Balance		$ 2.50
Number of RSUs outstanding, Ending of the period | shares	7,214,819	511,299
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	2,416,864	3,610,340
Weighted Average Exercise Price, Oustanding, Beginning Balance	$ 2.95	$ 2.05
Exercised	(1,939,534)	(1,584,775)
Weighted Average Exercise Price, Exercised	$ 2.54	$ 1.50
Forfeited	(6,000)	(120,000)
Weighted Average Exercise Price, Forfeited	$ 2.50	$ 2.50
Granted	7,943,489	511,299
Weighted Average Exercise Price, Granted	$ 5.10	$ 3.55
Number of RSUs outstanding, Ending of the period	8,414,819	2,416,864
Weighted Average Exercise Price, Oustanding, Ending Balance	$ 4.99	$ 2.95